Nonfinancial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discount Rate | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	$ 42,671	$ 43,932
Discount Rate | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	(36,376)	(37,364)
Annual Salary Assumed | One Percentage Point Decrease
Statement [Line Items]
Effect On The Benefit Obligation	(34,463)	(35,452)
Annual Salary Assumed | One Percentage Point Increase
Statement [Line Items]
Effect On The Benefit Obligation	$ 39,692	$ 40,928